Income Taxes - Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Allowance for loan losses	$ 2,961	$ 2,927
Pension	262	1,233
Other real estate owned	611	550
Deferred loan fees	401	563
Lease liability	386	449
Intangible assets	20	22
Accrued / deferred compensation	581	530
Other	392	368
Total deferred tax assets	5,614	6,642
Deferred tax liabilities:
Premises and equipment	428	553
Mortgage servicing rights	558	514
Deferred loan costs	327	288
Right-of-use asset	378	443
Prepaid expenses	409	359
Securities	117	900
Other	5	8
Total deferred tax liabilities	2,222	3,065
Net deferred tax assets	$ 3,392	$ 3,577